STATEMENTS OF CHANGES IN NET ASSETS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATIONS
Net investment income	$ 2,173,705	$ 2,762,066	$ 3,115,509
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	(11,424,222)	(13,819)	872,569
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	(6,879,088)	0	0
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,129,605)	2,748,247	3,988,078
CAPITAL TRANSACTIONS
Net contributions (withdrawals) by contract owners	(3,310,830)	(4,391,616)	(3,695,445)
Net contributions (withdrawals) by Pruco Life Insurance Company	3,729,942	4,855,467	1,217,452
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	419,112	463,851	(2,477,993)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,710,493)	3,212,098	1,510,085
NET ASSETS
Beginning of year	119,311,703	116,099,605	114,589,520
End of year	$ 103,601,210	$ 119,311,703	$ 116,099,605